LEASES (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Rent expense	$ 345	$ 324
Lincolnton Branch Facilities [Member]
Lease term - operating leases	3 years
West Branch Facilities [Member]
Lease term - operating leases	3 years
Forest City Branch Facilities [Member]
Lease term - operating leases	3 years
Lake Lure Branch Facilities [Member]
Lease term - operating leases	3 years
Vale Branch Facilities [Member]
Lease term - operating leases	5 years
Boger City Branch Facilities [Member]
Lease term - operating leases	5 years
Hickory Office [Member]
Lease term - operating leases	1 year
Mooresville Office [Member]
Lease term - operating leases	3 years
Building [Member]
Amortized cost of main office	$ 155	$ 187
Lease term - capital leases	20 years
Land [Member]
Lease term - capital leases	20 years